Investments (Mortgage Loans and Valuation Allowance by Portfolio Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	$ 11	$ 45
Recorded Investment	10	44
Valuation Allowances	1	3
Unpaid Principal Balance	304	220
Recorded Investment	280	209
Recorded Investment	64,615	59,292
Valuation Allowances	303	278
Carrying Value	289	250
Average Recorded Investment	327	271
Commercial
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	0
Recorded Investment	0	0
Valuation Allowances	0	0
Unpaid Principal Balance	12	57
Recorded Investment	12	57
Recorded Investment	41,500	38,440
Valuation Allowances	202	188
Carrying Value	12	57
Average Recorded Investment	90	127	$ 316
Agricultural
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	11	45
Recorded Investment	10	44
Valuation Allowances	1	3
Unpaid Principal Balance	27	22
Recorded Investment	27	21
Recorded Investment	12,527	11,584
Valuation Allowances	38	34
Carrying Value	36	62
Average Recorded Investment	49	60	77
Residential
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	0
Recorded Investment	0	0
Valuation Allowances	0	0
Unpaid Principal Balance	265	141
Recorded Investment	241	131
Recorded Investment	10,588	9,268
Valuation Allowances	63	56
Carrying Value	241	131
Average Recorded Investment	$ 188	$ 84	$ 19